Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Operating activities:
Net income (loss)	$ (7,682,715)	(47,668,170)	91,814,892	15,168,024
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation costs	10,471,571	64,971,909	17,822,544	426,083
Depreciation and amortization	2,604,494	16,159,845	6,947,110	8,312,528
Bad debt expense	263,773	1,636,604
Loss on disposal of property and equipment	37,332	231,630	545,494	6,978
Impairment loss of property and equipment	214,894	1,333,333	1,750,000
Gain on disposal of intangible assets			(8,100)
Gain on an exchange of an asset for an equity method investment	(1,032,696)	(6,407,465)
Gain on disposal of an available-for-sale investment	(1,333,675)	(8,274,923)
Share of losses of equity method investments	100,395	622,909		1,072,946
Gain on disposal of an equity method investment				(4,182,485)
Deferred income tax expense (benefit)	840,684	5,216,108	(9,517,476)	(6,903,561)
Unrealized foreign currency exchange loss (gain)	715,218	4,437,629	(4,878,709)
Changes in operating assets and liabilities (net of effect of business acquisitions)
Accounts receivable	2,902,023	18,005,895	(38,002,909)	(13,173,992)
Prepaid expenses and other current assets	(1,996,636)	(12,388,325)	(8,328,811)	(478,141)
Other non-current assets	4,590	28,481	(827,969)	(1,592,041)
Accounts payable	(1,481,632)	(9,192,931)	3,408,426	2,338,061
Accrued expenses and other current liabilities	5,614,867	34,838,000	3,517,152	13,333,119
Income tax payable	1,323,764	8,213,429	7,860,663
Non-current liabilities	363,847	2,257,528	(2,220,000)	(2,077,014)
Net cash provided by operating activities	11,930,098	74,021,486	69,882,307	12,250,505
Investing activities:
Receipt of government grants related to property and equipment	290,107	1,800,000	4,200,000	200,000
Purchase of property and equipment	(2,572,266)	(15,959,883)	(12,458,382)	(3,574,421)
Purchase of intangible assets	(1,982,040)	(12,297,767)	(2,073,814)	(1,563,080)
Proceeds from disposal of intangible assets			40,500
Purchase of available-for-sale investments	(14,875,936)	(92,299,232)
Proceeds from disposal of an available-for-sale investment	6,218,436	38,582,907
Purchase of short-term investment	(17,728,782)	(110,000,000)	(52,500,000)	(25,000,000)
Proceeds from maturity of short-term investment	16,520,001	102,500,000	40,000,000	25,000,000
Investment in time deposits	(68,336,396)	(424,000,000)
Acquisition of subsidiaries, net of acquisition costs and cash acquired	(5,004,692)	(31,052,114)
Investment in equity method investments	(2,175,395)	(13,497,457)
Proceeds from disposal of an equity method investment			6,400,000
Issuance of loans to related parties			(517,500)	(4,776,547)
Proceeds from loans repayment by related parties			3,828,409
Net cash used in investing activities	(89,646,963)	(556,223,546)	(13,080,787)	(9,714,048)
Financing activities:
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514			515,076,220
Payment of issuance cost of ordinary shares in connection with IPO	(971,323)	(6,026,669)	(15,342,834)
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO			122,766,552
Payment for repurchase of ordinary shares	(16,067,559)	(99,692,776)	(2,500,354)
Proceeds from exercise of share options	257,604	1,598,330	2,123
Net cash provided by (used in) financing activities	(16,781,278)	(104,121,115)	620,001,707
Effect of foreign currency exchange rate changes on cash	(132,014)	(819,098)	(1,013,190)	50,919
Net increase (decrease) in cash and cash equivalents	(94,630,157)	(587,142,273)	675,790,037	2,587,376
Cash and cash equivalents at beginning of year	122,391,196	759,388,415	83,598,378	81,011,002
Cash and cash equivalents at end of year	27,761,039	172,246,142	759,388,415	83,598,378
Supplemental disclosures of cash flow information:
Income taxes paid	(39,355)	(244,184)
Interest paid	0	0	0	0
Non-cash investing and financing activities:
Amount receivable from disposal of an equity method investment				6,400,000
Amount due to a related party offset with amount due from a related party				1,465,638
Accounts payable for property and equipment			2,200,000	1,310,000
IPO cost payable			6,026,669
Exchange of an asset for an equity method investment	$ 1,032,696	6,407,465